Commitments and Contingencies - Clinical support agreements (Details) $ in Millions			12 Months Ended
	Feb. 09, 2018 USD ($)	Feb. 09, 2018 EUR (€)	Dec. 31, 2022 USD ($) installment	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Commitments and Contingencies
Research and development commitments				€ 8,030,000	€ 27,884,000
Less than 1 year
Commitments and Contingencies
Research and development commitments				5,526,000
Clinical support agreement | Foundation Fighting Blindness
Commitments and Contingencies
Number of milestone payment installments | installment			4
Funding received under agreement	$ 6.8	€ 6,300,000
Amount payable upon achievement of milestone			$ 33.8	31,700,000
Amount payable upon transfer, sale, licensing or change of control of product			$ 13.5	€ 12,700,000
Period after first commercial sale for payment of first installment			60 days
Minimum
Commitments and Contingencies
Research And Commitments Period			1 year
Maximum
Commitments and Contingencies
Research And Commitments Period			5 years